Retirement Benefits - Future Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	$ 47,100
2013	37,300
2014	37,000
2015	38,000
2016	38,400
2017-2021	208,800
SERP Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	6,137
2013	1,889
2014	3,492
2015	3,284
2016	3,328
2017-2021	18,652
Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	1,354
2013	1,315
2014	1,259
2015	1,198
2016	1,231
2017-2021	6,453
2012, without Medicare Part D subsidy	1,778
2013, without Medicare Part D subsidy	1,770
2014, without Medicare Part D subsidy	1,739
2015, without Medicare Part D subsidy	1,700
2016, without Medicare Part D subsidy	1,652
2017-2021, without Medicare Part D subsidy	$ 7,476